Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Trade Receivables, Net
	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$55,265,607	$79,636,748	$2,601,658
Less: Allowance for impairment loss	64,901	155,389	5,077

	$55,200,706	$79,481,359	$2,596,581

Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix

The following table details the loss allowance of trade receivables based on the Group’s provision matrix.

December 31, 2018

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0~10%	0~50%	1~100%	0~100%	-

Gross carrying amount	$71,819,583	$6,537,819	$778,799	$405,707	$94,840	$79,636,748
Loss allowance (Lifetime ECL)	(7,119)	(4,463)	(14,949)	(40,080)	(88,778)	(155,389)

Amortized cost	$71,812,464	$6,533,356	$763,850	$365,627	$6,062	$79,481,359

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0~10%	0~50%	1~100%	0~100%	-

Gross carrying amount	$2,346,278	$213,585	$25,443	$13,254	$3,098	$2,601,658
Loss allowance (Lifetime ECL)	(233)	(147)	(488)	(1,309)	(2,900)	(5,077)

Amortized cost	$2,346,045	$213,438	$24,955	$11,945	$198	$2,596,581

Summary of Movements of Loss Allowance of Trade Receivables

The movements of the loss allowance of trade receivables were as follows:

	For the Year Ended December 31, 2018
	NT$	US$ (Note 4)

Balance at January 1, 2018	$64,901	$2,120
Net remeasurement of loss allowance	150,128	4,905
Acquisition through business combinations	3,482	114
Amounts written off	(60,109)	(1,964)
Effects of foreign currency exchange differences	(3,013)	(98)

Balance at December 31, 2018	$155,389	$5,077

Summary of Aging of Receivables Based on Past Due Date	Aging of receivables based on the past due date
December 31, 2017
NT$

Not past due	$49,599,512
1 to 30 days	4,986,491
31 to 90 days	562,200
More than 91 days	117,404

$55,265,607

Trade receivables [member]
Statement [LineItems]
Summary of Aging of Receivables Past Due but Not Impaired	Aging of receivables that were past due but not impaired
December 31, 2017
NT$

1 to 30 days	$4,942,677
31 to 90 days	378,526

$5,321,203

Summary of Movement of Allowance for Doubtful Trade Receivables

Movement of the allowance for doubtful trade receivables

	Impaired Individually	Impaired Collectively	Total
	NT$	NT$	NT$

Balance at January 1, 2016	$39,046	$43,860	$82,906
Impairment losses reversed	(21,501)	(6,521)	(28,022)
Effect of foreign currency exchange differences	(1,092)	(83)	(1,175)
Balance at December 31, 2016	16,453	37,256	53,709
Impairment losses recognized	9,527	4,102	13,629
Amounts written off	-	(34)	(34)
Effect of foreign currency exchange differences	(850)	(1,553)	(2,403)

Balance at December 31, 2017	$25,130	$39,771	$64,901